Document and Entity Information	0 Months Ended
Sep. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2013
Registrant Name	KIRR MARBACH PARTNERS FUNDS INC
Central Index Key	0001071196
Amendment Flag	false
Document Creation Date	Jan. 28, 2014
Document Effective Date	Jan. 28, 2014
Prospectus Date	Jan. 28, 2014
Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Risk/Return:
Trading Symbol	KMVAX